Income Tax and Social contribution - Schedule of Income Tax and Social Contribution (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Income/(loss) before income tax and social contribution	R$ 602,105	R$ 597,844	R$ 17,666
Combined tax rate	34.00%	34.00%	34.00%
Income tax and social contribution statutory rate	R$ (204,716)	R$ (203,267)	R$ (6,006)
Adjustments to calculate the effective tax rate:
Taxable profit on foreign subsidiaries	(21,867)	(13,496)	(4,096)
Non-taxable foreign exchange differences	24,917	27,064	91,014
(Provision) Utilization of unrecorded deferred tax on tax loss and on temporary differences	(40,499)	39,872	(212,958)
Reversal of provisions for uncertain tax provisions		3,573
Deferred Income Tax on Tax Losses included in the PRT		83,143
Tax credits and other differences	65,971	(8,006)	(2,491)
Other	(5,634)	2,312	557
Total income tax and social contribution expenses	(181,828)	(68,805)	(143,980)
Current income tax and social contribution	(11,224)	2,875	8,731
Deferred income tax and social contribution	(170,604)	(71,680)	(152,711)
Total income tax and social contribution expenses	R$ (181,828)	R$ (68,805)	R$ (143,980)